CONVERTIBLE NOTES (Tables)	12 Months Ended
Jun. 30, 2016
Debt Disclosure [Abstract]
Schedule of convertible debenture [Table Text Block]
Convertible notes at June 30, 2016 and 2015 were as follows:

	June 30, 2016	June 30, 2015
Convertible notes and debenture	$1,721,694	$1,455,000
Unamortized discounts	(768,931)	(415,467)
Accrued interest	116,805	26,989
Premium, net	132,955	727,853
Convertible notes, net	$1,202,523	$1,794,375